OTHER CURRENT AND NON-CURRENT ASSETS - Current (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020
OTHER CURRENT AND NON-CURRENT ASSETS
Prepaid expenses and deposits	$ 18,531	$ 55,972
Customer acquisition costs	51,384	77,939
Green certificates assets	64,214	63,728
Gas delivered in excess of consumption	5,778	2,393
Inventory	3,238	3,238
Other current assets	$ 143,145	$ 203,270